Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Schedule of other assets
	2019	2020
	MCh$	MCh$
Assets held for leasing (*)	139,389	85,626

Assets received or awarded as payment (**):
Assets awarded at judicial sale	10,967	5,571
Assets received in lieu of payment	7,770	1,182
Provisions for assets received in lieu of payment	(1,349)	(506)
Subtotal	17,388	6,247

Other Assets
Deposit by derivatives margin	475,852	232,732
Other accounts and notes receivable	44,727	63,796
Documents intermediated (***)	40,911	84,993
Prepaid expenses	34,934	29,654
Recoverable income taxes	33,136	8,691
Commissions receivable	14,191	11,810
Other	42,472	32,937
Subtotal	686,223	464,613
Total	843,000	556,486
(*)	These assets correspond to property and equipment to be given under a financial lease.
(**)	Assets received in lieu of payment are valued at fair value, which is calculated considering the lesser between appraised value and value of award, less cost of sell.
(***)	Documents intermediated refers to securities lending agreements managed by the Bank’s subsidiary Banchile Corredores de Bolsa S.A.